Transactions with Related Parties (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Charter hire commissions	$ 1,577,594	$ 1,429,571
Management fees - related party
Total Management fees	2,683,090	1,922,177
Allseas Marine SA
Related Party Transaction [Line Items]
Charter hire commissions	352,539	310,835
Total Allseas commissions	352,539	310,835
Included in Vessel operating expenses
Superintendent fees	231,520	162,268
Included in Dry-docking expenses
Superintendent fees	109,248	0
Management fees - related party
Management fees	1,994,204	1,600,339
Financial accounting and reporting services	353,102	321,838
Loretto agreement	335,784	0
Total Management fees	2,683,090	1,922,177
Included in General and administrative expenses
Administrative fees	18,866	17,826
Executive services agreement	$ 3,726,847	$ 1,629,125